Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured on Recurring Basis
The following table presents information about our assets that are measured at fair value on a recurring basis using the above input categories (in thousands):

	Fair Value Measurements as of December 31, 2015			Fair Value Measurements as of December 31, 2014
Description	Total	Level 1	Level 2	Total	Level 1	Level 2
Money market funds	$53,365	$53,365	$—	$97,085	$97,085	$—
U.S. treasury debt securities	4,774	—	4,774	—	—	—
U.S. corporate debt securities	12,646	—	12,646	—	—	—
	$70,785	$53,365	$17,420	$97,085	$97,085	$—

Included in cash and cash equivalents	$53,365			$97,085
Included in marketable securities	$17,420			$—

Schedule of Fair Value, Liabilities Level 3 Roll Forward
The following table represents a rollforward of the fair value of Level 3 instruments (significant unobservable inputs):

	As of December 31,
	2015	2014
Liabilities
Balance at beginning of period	$—	$—
Convertible notes - embedded derivative	—	1,199
Change in fair value of derivative	—	193
Share settlement of convertible debt	—	(1,392)
Balance at end of period	$—	$—